Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 41,014	$ 133,006	$ 116,808
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	33,849	30,244	27,817
Amortization of deferred drydock expenditures	5,558	3,636	3,542
Share-based compensation	2,810	4,650	3,217
Gain on vessel sold		(12,322)
Amortization of deferred finance fees	1,007	1,138	1,237
Loss on extinguishment of debt	469
Gain on extinguishment of finance leases		(1,432)
Unrealized (gains) / losses on derivatives	(6)	(655)	262
Operating lease ROU - lease liability, net	226	47	52
Loss from equity method investments	308	4,514	1,035
Deferred drydock payments	(15,868)	(6,481)	(12,280)
Changes in operating assets and liabilities:
Receivables	13,334	(4,640)	23,610
Prepaid expenses and other assets	612	49	174
Advances and deposits	(1,785)	3,824	(4,673)
Inventories	2,397	1,250	3,160
Accounts payable	(1,003)	4,054	(4,410)
Accrued expenses and other liabilities	(2,389)	(572)	931
Deferred revenue	1,116	135	(873)
Net cash provided by operating activities	81,649	160,445	159,609
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of vessels		26,829
Payments for acquisition of vessels and vessel equipment, including deposits	(114,546)	(61,020)	(20,562)
Advances for vessel equipment	(6,173)		(4,822)
Payments for other non-current assets	(284)	(432)	(208)
Proceeds / (payments) for equity investments		1,650	(1,244)
Net cash (used in) investing activities	(121,003)	(32,973)	(26,836)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from revolving facilities, net	179,493	104,664
Repayments of long term debt		(1,678)	(84,007)
Repayments on revolving facilities	(94,939)	(111,194)
Repayments of finance leases		(42,262)	(1,976)
Repurchase of common stock		(17,935)
Payment of common share dividends	(12,186)	(45,079)	(47,154)
Repayment of preferred stock	(30,000)	(10,000)
Payment of preferred share dividends	(3,157)	(3,805)	(3,400)
Net cash provided by / (used in) financing activities	39,211	(127,289)	(136,537)
Net (decrease) / increase in cash and cash equivalents	(143)	183	(3,764)
Cash and cash equivalents at the beginning of the year	46,988	46,805	50,569
Cash and cash equivalents at the end of the year	46,845	46,988	46,805
Supplemental cash flow information
Cash paid during the period for interest in respect of debt	5,081	4,547	7,957
Cash paid during the period for interest in respect of finance leases		1,500	3,718
Cash paid during the period for operating lease liabilities (offices)	928	689	881
Cash paid during the period for operating lease liabilities (time charter-in contracts)	9,147	14,859	13,744
Cash paid during the period for income taxes	391	112	537
Non-cash financing activity. Non cash conversion from term loan to revolving facility		44,200
Non-cash operating activity: ROU / lease liability increase in respect of time-charter extensions	678	7,327
Non-cash financing activity: Accrued preferred dividends		433	578
Non-cash investing activity. Movement in accruals during the period in respect of drydocks and capex projects	$ (3,094)	$ 194	$ 765